UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 123.1%
Corporate — 10.5%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (a)(b)	$560	$41,692
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30 (c)	2,335	2,343,803
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	475	540,560
Series B, 5.60%, 11/01/34	395	458,006
Salem County Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	850,177
		4,234,238
County/City/Special District/School District — 10.1%
Bergen County New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, 5.00%, 9/15/34	245	300,764
City of Margate City New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	272,780
5.00%, 1/15/28	110	130,016
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	551,036
5.50%, 10/01/29	790	1,098,100
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	914,520
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	100	118,747
5.00%, 11/01/29	100	118,556
Union County Improvement Authority, RB, Guaranteed Lease-Family Court Building Project, 5.00%, 5/01/42	470	553,378
		4,057,897
Education — 22.0%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	500	592,215
Series S, 5.00%, 9/01/36	280	305,892
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	1,345	1,613,677

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	$180	$209,736
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,146,239
Georgian Court University, Series D, 5.00%, 7/01/33	150	161,097
Kean University, Series A, 5.50%, 9/01/36	700	817,866
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	242,460
Ramapo College, Series B, 5.00%, 7/01/42	85	99,224
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	450	575,869
New Jersey Higher Education Student Assistance Authority, RB, Student Loan Revenue, Series 1A, AMT, 5.00%, 12/01/22	915	1,067,741
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	640	739,680
Series 1A, 5.00%, 12/01/25	165	185,953
Series 1A, 5.00%, 12/01/26	125	140,376
Series 1A, 5.13%, 12/01/27	300	340,842
Series 1A, 5.25%, 12/01/32	300	339,516
New Jersey Institute of Technology, RB, GO, Series A, 5.00%, 7/01/42	250	293,428
		8,871,811
Health — 14.7%
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	150	152,775
5.88%, 1/01/37	265	268,037
New Jersey EDA, Refunding RB:
First Mortgage Winchester, Series A, 5.80%, 11/01/31	1,000	1,031,110
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	492,006
New Jersey Health Care Facilities Financing Authority, RB (AGC):
Meridian Health, Series I, 5.00%, 7/01/38	245	267,520
Virtua Health, 5.50%, 7/01/38	400	454,996
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/26	305	356,731

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
AHS Hospital Corp., 6.00%, 7/01/41	$610	$768,661
Kennedy Health System, 5.00%, 7/01/37	195	217,296
South Jersey Hospital, 5.00%, 7/01/46	500	522,650
St. Barnabas Health, Series A, 5.00%, 7/01/25 (d)	45	53,668
St. Barnabas Health, Series A, 5.00%, 7/01/29	500	533,805
St. Barnabas Health, Series A, 5.63%, 7/01/32	180	212,539
St. Barnabas Health, Series A, 5.63%, 7/01/37	505	591,739
		5,923,533
Housing — 6.0%
New Jersey State Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.55%, 11/01/43	485	509,662
S/F Housing, Series CC, 5.00%, 10/01/34	455	497,520
Series A, 4.75%, 11/01/29	370	400,558
Series AA, 6.38%, 10/01/28	705	763,593
Series AA, 6.50%, 10/01/38	220	232,126
		2,403,459
State — 31.7%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 2.98%, 11/01/27 (e)	4,000	2,572,760
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	639,280
School Facilities Construction, Series KK, 5.00%, 3/01/38	245	285,031
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,000	1,192,590
New Jersey EDA, Refunding RB:
(AGM), 5.00%, 6/15/22	1,000	1,197,910
Cigarette Tax, 5.00%, 6/15/28	255	294,752
Cigarette Tax, 5.00%, 6/15/29	500	573,935
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,738,835
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	597,995
School Facilities Construction, Series GG, 5.25%, 9/01/26	1,000	1,208,860

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
State (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	$500	$556,120
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	600	693,942
5.25%, 6/15/28	200	230,262
		12,782,272
Transportation — 25.4%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	285,468
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	195	231,264
Series E, 5.25%, 1/01/40	370	423,735
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/30	445	537,453
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	325	396,978
CAB, Series C (AGM), 4.08%, 12/15/32 (e)	1,250	556,362
Series A, 6.00%, 6/15/35	1,275	1,609,573
Series A, 5.88%, 12/15/38	555	669,447
Series A, 5.50%, 6/15/41	500	603,610
Series A (AGC), 5.63%, 12/15/28	200	242,840
Series B, 5.25%, 6/15/36	1,000	1,189,150
Series B, 5.00%, 6/15/42	1,000	1,149,700
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	450	536,940
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 152nd Series, 5.75%, 11/01/30	525	624,440
Consolidated, 172nd Series, 5.00%, 10/01/34	1,000	1,162,650
		10,219,610
Utilities — 2.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.13%, 9/01/33 (e)	650	278,278
Union County Utilities Authority, Refunding RB, New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	806,745
		1,085,023
Total Municipal Bonds in New Jersey		49,577,843

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 5.5%
Housing — 5.5%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (f)(g)	$2,000	$2,199,300
Puerto Rico — 5.6%
State — 5.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	970	1,081,065
6.00%, 8/01/42	500	567,075
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	540	621,853
Total Municipal Bonds in Puerto Rico		2,269,993
Total Municipal Bonds — 134.2%		54,047,136

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New Jersey — 18.7%
Education — 5.8%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,220,830
Rutgers State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	990	1,125,294

		2,346,124
Transportation — 7.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	600	692,208
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,721,385
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series AMT, 5.25%, 11/01/35	630	706,855

		3,120,448
Utilities — 5.1%
Union County Utilities Authority, Lease Revenue, Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	1,780	2,039,488
Total Municipal Bonds in New Jersey		7,506,060
_
Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax, Refunding RB, Series C, 5.25%, 8/01/40	370	416,283

Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.7%	$7,922,343
Total Long-Term Investments (Cost — $55,062,481) — 153.9%	61,969,479

	Shares

Short-Term Securities
BIF New Jersey Municipal Money Fund, 0.27% (i)(j)	372,294	372,294
Total Short-Term Securities (Cost – $372,294) – 0.9%		372,294
Total Investments (Cost – $55,434,775*) – 154.8%		62,341,773
Other Assets Less Liabilities — 1.5%		585,846
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.8)%		(3,956,923)
VRDP Shares, at Liquidation Value — (46.4)%		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$40,270,696

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,497,426

Gross unrealized appreciation	$7,407,681
Gross unrealized depreciation	(517,622)

Net unrealized appreciation	$6,890,059

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase & Co.	$53,668	$422

(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Represents the current yield as of report date.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BIF New Jersey Municipal Money Fund	891,865	(519,571)	372,294	$—

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$61,969,479	—	$61,969,479
Short-Term Securities	$372,294	—	—	372,294
Total	$372,294	$61,969,479	—	$62,341,773
[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(3,954,288)	—	$(3,954,288)
VRDP Shares	—	(18,700,000)	—	(18,700,000)
Total	—	$(22,654,288)	—	$(22,654,288)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	4

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Bond Trust

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Bond Trust

Date:	January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New Jersey Municipal Bond Trust

Date:	January 23, 2013